Loss Per Share	12 Months Ended
Dec. 31, 2020
Loss Per Share

Note 10 — Loss per Share

Loss per share is based on the weighted-average number of common shares outstanding and diluted earnings (loss) per share was based on the weighted-average number of common shares outstanding plus all potentially dilutive common shares outstanding.

Since their impact would be anti-dilutive, our loss per common share does not include the effect of the assumed exercise or vesting of any of the following shares:

	2020	2019	2018
Outstanding stock options	7,863	13,725	14,032
Unvested restricted stock awards	-	33	200
Outstanding warrants	623,921	1,618,123	379,684
Total	631,784	1,631,881	393,916

Also, the convertible preferred stock, which is convertible into 182 and 182 and 53,382 shares of common stock at December 31, 2020 and 2019 and 2018, respectively, was not included since their impact would be anti-dilutive.

Allied Integral United Inc [Member]
Loss Per Share
8.	Earnings Per Share

Basic net income (loss) per common share is calculated by dividing the net income (loss) attributable to common stockholders by the weighted-average number of common shares outstanding during the period, without consideration for potentially dilutive securities. Diluted net income (loss) per share is computed by dividing the net income (loss) attributable to common stockholders by the weighted average number of common shares and potentially dilutive securities outstanding for the period. For the Company’s diluted earnings per share calculation, the Company uses the “if-converted” method for preferred stock and convertible debt and the “treasury stock” method for Warrants and Options.

The following tables set forth the potentially dilutive shares that were anti-dilutive in their respective periods as the Company had net losses in 2020 and 2019, respectively.

Dilution shares calculation	For the year ended December 31,
	2020	2019
Series A 6.75% Preferred Stock Convertible	9,213,705	8,666,481
Series I 10.25% Preferred Stock Convertible	460,393	87,005
Limited Partnership Units	657,079	500,035
Warrants	1,040,879	577,683
Total participating securities (1)	11,372,056	9,831,204

(1) There are 1,200,000 common stock shares that are contingent on certain financial transactions